UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     May 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    $167,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      494    14000 SH       SOLE                        0        0    14000
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     5772    75975 SH       SOLE                        0        0    75975
AMERICAN INTL GROUP INC        COM NEW          026874784      260     6705 SH       SOLE                        0        0     6705
AMGEN INC                      COM              031162100      340     3320 SH       SOLE                        0        0     3320
APPLE INC                      COM              037833100     1625     3670 SH       SOLE                        0        0     3670
AT&T INC                       COM              00206r102     4573   124643 SH       SOLE                        0        0   124643
AUTOMATIC DATA PROCESSING IN   COM              053015103      400     6150 SH       SOLE                        0        0     6150
BANK NEW YORK MELLON CORP      COM              064058100      491    17535 SH       SOLE                        0        0    17535
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      462     7550 SH       SOLE                        0        0     7550
CELGENE CORP                   COM              151020104     9018    77805 SH       SOLE                        0        0    77805
CENTURYLINK INC                COM              156700106      281     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      386     3251 SH       SOLE                        0        0     3251
CHUBB CORP                     COM              171232101      289     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     6648   318170 SH       SOLE                        0        0   318170
COACH INC                      COM              189754104     4237    84750 SH       SOLE                        0        0    84750
COCA COLA CO                   COM              191216100      380     9400 SH       SOLE                        0        0     9400
COLGATE PALMOLIVE CO           COM              194162103      260     2200 SH       SOLE                        0        0     2200
CONOCOPHILLIPS                 COM              20825c104     5071    84382 SH       SOLE                        0        0    84382
COSTCO WHSL CORP NEW           COM              22160k105      283     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102     1355    21800 SH       SOLE                        0        0    21800
DEVON ENERGY CORP NEW          COM              25179m103     3879    68755 SH       SOLE                        0        0    68755
DUN & BRADSTREET CORP DEL NE   COM              26483e100     2466    29475 SH       SOLE                        0        0    29475
DUNKIN BRANDS GROUP INC        COM              265504100     2296    62250 SH       SOLE                        0        0    62250
E M C CORP MASS                COM              268648102     5246   219580 SH       SOLE                        0        0   219580
EATON CORP PLC                 SHS              g29183103     7833   127880 SH       SOLE                        0        0   127880
EXXON MOBIL CORP               COM              30231g102     3475    38559 SH       SOLE                        0        0    38559
GENERAL ELECTRIC CO            COM              369604103     1134    49051 SH       SOLE                        0        0    49051
GENERAL MLS INC                COM              370334104      232     4700 SH       SOLE                        0        0     4700
GILEAD SCIENCES INC            COM              375558103      236     4820 SH       SOLE                        0        0     4820
HANSEN MEDICAL INC             COM              411307101       42    20860 SH       SOLE                        0        0    20860
HOME DEPOT INC                 COM              437076102      209     3000 SH       SOLE                        0        0     3000
INTEL CORP                     COM              458140100      934    42786 SH       SOLE                        0        0    42786
INTERNATIONAL BUSINESS MACHS   COM              459200101     7986    37440 SH       SOLE                        0        0    37440
INTUITIVE SURGICAL INC         COM NEW          46120e602      474      965 SH       SOLE                        0        0      965
ISHARES TR                     CORE S&P500 ETF  464287200      216     1374 SH       SOLE                        0        0     1374
ITRON INC                      COM              465741106     3127    67400 SH       SOLE                        0        0    67400
JOHNSON & JOHNSON              COM              478160104     2753    33764 SH       SOLE                        0        0    33764
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      440     4900 SH       SOLE                        0        0     4900
KINDER MORGAN INC DEL          COM              49456b101      859    22200 SH       SOLE                        0        0    22200
LIFE TECHNOLOGIES CORP         COM              53217v109     6633   102630 SH       SOLE                        0        0   102630
LOWES COS INC                  COM              548661107     6415   169175 SH       SOLE                        0        0   169175
MEDTRONIC INC                  COM              585055106     5163   109945 SH       SOLE                        0        0   109945
MERCK & CO INC NEW             COM              58933y105      800    18100 SH       SOLE                        0        0    18100
METABOLIX INC                  COM              591018809       19    10500 SH       SOLE                        0        0    10500
MICROSOFT CORP                 COM              594918104     4724   165154 SH       SOLE                        0        0   165154
NEWMONT MINING CORP            COM              651639106     1707    40760 SH       SOLE                        0        0    40760
NEXTERA ENERGY INC             COM              65339f101      318     4100 SH       SOLE                        0        0     4100
NIKE INC                       CL B             654106103      266     4500 SH       SOLE                        0        0     4500
NUANCE COMMUNICATIONS INC      COM              67020y100     4515   223725 SH       SOLE                        0        0   223725
OCZ TECHNOLOGY GROUP INC       COM              67086e303      107    59400 SH       SOLE                        0        0    59400
OMNICOM GROUP INC              COM              681919106     6590   111880 SH       SOLE                        0        0   111880
PEPSICO INC                    COM              713448108     7706    97407 SH       SOLE                        0        0    97407
PHILIP MORRIS INTL INC         COM              718172109      213     2300 SH       SOLE                        0        0     2300
PPG INDS INC                   COM              693506107      332     2475 SH       SOLE                        0        0     2475
PROCTER & GAMBLE CO            COM              742718109      601     7802 SH       SOLE                        0        0     7802
SANDRIDGE ENERGY INC           COM              80007p307      263    49900 SH       SOLE                        0        0    49900
SCANA CORP NEW                 COM              80589m102      752    14700 SH       SOLE                        0        0    14700
SCHLUMBERGER LTD               COM              806857108      240     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1670    35590 SH       SOLE                        0        0    35590
SPDR GOLD TRUST                GOLD SHS         78463v107     1991    12890 SH       SOLE                        0        0    12890
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      161    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     6683    97640 SH       SOLE                        0        0    97640
THERMO FISHER SCIENTIFIC INC   COM              883556102      385     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      362     5200 SH       SOLE                        0        0     5200
TRAVELERS COMPANIES INC        COM              89417e109     8801   104538 SH       SOLE                        0        0   104538
UNITED TECHNOLOGIES CORP       COM              913017109     1841    19708 SH       SOLE                        0        0    19708
US BANCORP DEL                 COM NEW          902973304     4939   145575 SH       SOLE                        0        0   145575
VERIZON COMMUNICATIONS INC     COM              92343v104      418     8500 SH       SOLE                        0        0     8500
WELLS FARGO & CO NEW           COM              949746101     6712   181441 SH       SOLE                        0        0   181441